Employee Benefit Plans (Summary of Components of Net Periodic Benefit Costs) (Details) - Amended and Restated SERP Plan [Member] - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,270	$ 1,270	$ 0	$ 0
Interest cost	$ 190	237	0	0
Plan service cost (credit)		268	0	0
Net loss (gain)		12	0	0
Total net periodic benefit cost		$ 1,787	$ 0	$ 0